Basis of Presentation of the Consolidated Financial Statements - Public Offer for the Acquisition of Telefonica Shares Telefonica Deutschland (Details) - EUR (€) € / shares in Units, € in Millions							2 Months Ended	12 Months Ended
	Apr. 18, 2024	Jan. 26, 2024	Dec. 31, 2023	Nov. 07, 2023	Mar. 24, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities								€ 189	€ 252	€ 1,628
Equity attributable to owners of parent
Disclosure of detailed information about business combination [line items]
Increase (decrease) through disposal of subsidiary, equity					€ (46)
Non-controlling interests
Disclosure of detailed information about business combination [line items]
Increase (decrease) through disposal of subsidiary, equity					€ (585)
Telefónica Deutschland Holding A.G.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest available in offer				28.19%
Telefónica Deutschland Holding A.G.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest (as a percent)	96.85%	94.12%	82.43%	71.81%		70.58%
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities							€ 816
Tender offer of equity instrument (in eur per share)	€ 2.35
Telefónica Deutschland Holding A.G. | Equity attributable to owners of parent
Disclosure of detailed information about business combination [line items]
Increase (decrease) through disposal of subsidiary, equity								28	46
Telefónica Deutschland Holding A.G. | Non-controlling interests
Disclosure of detailed information about business combination [line items]
Increase (decrease) through disposal of subsidiary, equity								€ (1,057)	€ (866)